DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of deferred taxes [Abstract]
Disclosure of detailed information about deferred tax liabilities and assets [Text Block]
	2023	2022
	US$’000	US$’000
Deferred taxation analysed by major category:
Other timing differences	258	1,304
	258	1,304
Reconciliation of deferred taxation:
Opening balance	1,304	2,123
Credit to profit or loss for the year (Note 35)	(107)	(665)
Acquisition of subsidiary (Note 37)	(841)	-
Credit (charge) to other comprehensive income arising from actuarial gain	10	(45)
Exchange differences	(108)	(109)
Closing balance	258	1,304

Comprising:
Deferred tax assets	1,019	1,304
Deferred tax liabilities	(761)	-
	258	1,304